Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 208,171,725
Total Fee Amount	28,748.52
Total Offset Amount	0.00
Net Fee	$ 28,748.52
Offset Table N/A	N/A